Schedule of Share Options Outstanding (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2023 Integer	Jul. 31, 2023 Integer	Jun. 30, 2024 Integer	Jun. 30, 2023 shares	Jun. 30, 2023 Integer	Jun. 30, 2022 shares	Jun. 30, 2022 Integer
IfrsStatementLineItems [Line Items]
Opening Balance		1,173,947	1,173,947	868,436	868,436
Total granted during the period			890,729		390,373		868,436
Total forfeited/expired during the period	(16,193)	(16,193)	(211,913)		(84,862)
Exercised during the period			327,142
Closing Balance			1,525,621	1,173,947	1,173,947	868,436	868,436
Total exercised during the period			(327,142)
Forfeited/expired during the period	16,193	16,193	211,913		84,862
Share options [member]
IfrsStatementLineItems [Line Items]
Opening Balance		784,098	784,098	556,074	556,074
Total granted during the period					312,886		556,074
Total forfeited/expired during the period					(84,862)
Exercised during the period
Closing Balance			784,098	784,098	784,098	556,074	556,074
Total exercised during the period
Forfeited/expired during the period					84,862
Advisor [Member]
IfrsStatementLineItems [Line Items]
Opening Balance		344,055	344,055		312,362
Total granted during the period					31,693		312,362
Total forfeited/expired during the period			(16,913)
Exercised during the period			327,142
Closing Balance					344,055		312,362
Total exercised during the period			(327,142)
Forfeited/expired during the period			16,913
Reach [Member]
IfrsStatementLineItems [Line Items]
Opening Balance		45,794	45,794
Total granted during the period					45,794
Total forfeited/expired during the period
Exercised during the period
Closing Balance			45,794	45,794	45,794
Total exercised during the period
Forfeited/expired during the period
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Total granted during the period			630,729
Total forfeited/expired during the period
Exercised during the period
Closing Balance			630,729
Total exercised during the period
Forfeited/expired during the period
Over Allotment Options [Member]
IfrsStatementLineItems [Line Items]
Opening Balance
Total granted during the period			195,000
Total forfeited/expired during the period			(195,000)
Exercised during the period
Closing Balance
Total exercised during the period
Forfeited/expired during the period			195,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Total granted during the period			65,000
Total forfeited/expired during the period
Exercised during the period
Closing Balance			65,000
Total exercised during the period
Forfeited/expired during the period